Deferred Tax Liabilities	6 Months Ended
Dec. 31, 2024
Deferred Tax Liabilities [Abstract]
DEFERRED TAX LIABILITIES
14.	DEFERRED TAX LIABILITIES

	December 31, 2024	June 30, 2024
	RM	RM
As of July 1	7,237,031	18,348,653
Recognised in profit or loss	(950,839)	(11,111,622)
As of December 31/ June 30	6,286,192	7,237,031

The deferred tax liabilities recognised in profit or loss for six months ended December 31, 2024 is RM 950,839 (December 31, 2023: RM 11,814,652).

Components of deferred tax assets and liabilities at the end of each reporting period/year comprise the tax effects of:

	December 31, 2024	June 30, 2024
	RM	RM
Excess of net carrying amount over tax written down value of plant and equipment	3,775,387	5,966,082
Unabsorbed capital allowances	(11,367,870)	(4,006,696)
Unabsorbed tax losses	(52,473)	(11,878)
Intangible asset	13,931,148	5,289,523
	6,286,192	7,237,031